Document and Entity Information	Jun. 10, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001032208
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 10, 2020
Entity Registrant Name	SEMPRA ENERGY
Entity Incorporation State Country Code	CA
Entity File Number	1-14201
Entity Tax Identification Number	33-0732627
Entity Address, Address Line One	488 8th Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(619)
Local Phone Number	696-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Sempra Energy Common Stock, without par value
Trading Symbol	SRE
Security Exchange Name	NYSE
Convertible Preferred Stock Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Sempra Energy 6% Mandatory Convertible Preferred Stock, Series A, $100 liquidation preference
Trading Symbol	SREPRA
Security Exchange Name	NYSE
Convertible Preferred Stock Series B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Sempra Energy 6.75% Mandatory Convertible Preferred Stock, Series B, $100 liquidation preference
Trading Symbol	SREPRB
Security Exchange Name	NYSE
Sempra Energy 575 Junior Subordinated Notes Due 2079 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Sempra Energy 5.75% Junior Subordinated Notes Due 2079, $25 par value
Trading Symbol	SREA
Security Exchange Name	NYSE